Supplement dated April 28, 2020

to the Currently Effective Statement of Additional Information

of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, should be retained for future reference and is in addition to any existing Fund supplements.

The following replaces the section in each Fund's Statement of Additional Information entitled

"DISTRIBUTION OF FUND SHARES – PAYMENTS TO FINANCIAL SERVICES FIRMS":

PAYMENTS TO FINANCIAL SERVICES FIRMS. As described in the Fund's Prospectus, the Manager or certain of its affiliates (but not the Distributor) have entered into revenue sharing or other similar arrangements with financial services firms, including affiliates of the Manager. These revenue sharing arrangements are intended to promote the sale of Fund shares or to compensate the financial services firms for marketing or marketing support activities in connection with the sale of Fund shares.

The list below includes the names of the firms (or their affiliated broker/dealers) that received from the Manager, and/or certain of its affiliates, revenue sharing payments of more than $10,000 in calendar year 2019 for marketing and product support of the Fund and other PGIM Funds as described above.

Ameriprise Financial, Inc.

Wells Fargo Advisors, LLC

Prudential Retirement

Charles Schwab & Co, Inc.

Morgan Stanley Smith Barney

Raymond James Financial

National Financial Services

Merrill Lynch Pierce Fenner & Smith Inc.

LPL Financial LLC

UBS

Edward Jones

Commonwealth Financial Network

Matrix Financial Group

Empower Retirement

Cetera Advisor Networks

Principal Securities Inc.

PNC

AIG Advisor Group

Voya Financial

ADP Broker Dealer, Inc.

John Hancock

American United Life Insurance Co.

Nationwide Investment Services Co.

TIAA

Massachusetts Mutual

Midatlantic Capital Group

Standard Insurance Company

Ascensus, LLC.

Northwestern Mutual

Securities America, Inc.

Talcott Resolution Life

Reliance Trust Company

Alight Solutions LLC

RBC Capital Markets, LLC

T. Rowe Price

Cambridge Investment Research

The Vanguard Group, Inc.

Conduent, Inc.

TD Ameritrade

Sammons Retirement Solutions

Lincoln Financial Group

Valic Financial Advisors Inc.

Citigroup Inc.

Security Benefit

Janney Montgomery Scott, LLC

Newport Group, Inc.

Securities Service Network, LLC

KMS Financial Services Inc

Triad Advisors, LLC

Northern Trust

Oppenheimer & Co, Inc.

Investacorp

PGIM FUNDS
Prudential Investment Portfolios 3	Prudential Global Total Return Fund, Inc.
PGIM Global Dynamic Bond Fund	PGIM Global Total Return (USD Hedged) Fund
PGIM Real Assets Fund	Prudential Sector Funds, Inc.
Prudential Investment Portfolios 9	PGIM Jennison Financial Services Fund
PGIM International Bond Fund	PGIM Jennison Health Sciences Fund
PGIM QMA Large-Cap Core Equity Fund	PGIM Jennison Utility Fund
PGIM Real Estate Income Fund	Prudential World Fund, Inc.
PGIM Select Real Estate Fund	PGIM Emerging Markets Debt Hard Currency Fund
Prudential Investment Portfolios 12	PGIM Emerging Markets Debt Local Currency Fund
PGIM Jennison Technology Fund	PGIM Jennison Emerging Markets Equity Opportunities
Prudential Investment Portfolios 18	Fund
PGIM Jennison 20/20 Focus Fund	PGIM Jennison Global Infrastructure Fund
GIM Jennison MLP Fund

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